Interest expense - Schedule of Interest expense (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Cash and payment-in-kind interest on debt facilities	$ (237)
Unwind of discount debt	(24)
Loan fee amortization	0
Capitalized interest	0
Interest expense	$ (261)
Predecessor
Debt Instrument [Line Items]
Cash and payment-in-kind interest on debt facilities		$ (37)	$ (286)	$ (408)
Unwind of discount debt		0	0	0
Loan fee amortization		(1)	(27)	(43)
Capitalized interest		0	28	39
Interest expense		$ (38)	$ (285)	$ (412)